Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of investments

	At December 31,	At December 31,
	2023	2022
Equity investments	$246.4	$224.6
Warrants	8.1	2.6
	$254.5	$227.2

Schedule of equity method investments

	At December 31,	At December 31,
	2023	2022
Labrador Iron Ore Royalty Corporation ("LIORC")	$152.7	$157.0
G Mining Ventures	47.6	22.8
Other	46.1	44.8
	$246.4	$224.6

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2023	2022
Gain (loss) on changes in the fair value of equity investments at FVTOCI	$8.4	$(42.3)
Income tax (expense) recovery in other comprehensive income (loss)	(1.1)	5.6
Gain (loss) on changes in the fair value of equity investments at FVTOCI, net of income tax	$7.3	$(36.7)